Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

Year	SCT for PEO(1)	CAP for PEO(2)	SCT for Non-PEO NEO(3)	CAP for Non-PEO NEO(4)	Fixed $100 Investment Based on TSR(5)	Net Income (in 000’s)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2026	$727,584	$1,124,023	$353,737	$521,452	$306.54	$13,662
2025	$652,951	$1,948,805	$357,825	$773,236	$225.65	$8,978
2024	$441,303	$397,475	$320,500	$328,349	$102.83	$2,127

Named Executive Officers, Footnote [Text Block]

(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Rick, our Chief Executive Officer, for each corresponding year in the “Total” column of the SCT. Refer to “Compensation of Executive Officers – Summary Compensation Table.”

SCT Total for PEO	$ 727,584	$ 652,951	$ 441,303
CAP to PEO	$ 1,124,023	1,948,805	397,475
Adjustment To PEO Compensation, Footnote [Text Block]

(2)	The dollar amounts reported in column (c) represent the amount of CAP to Rick, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Rick during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Rick’s total compensation as reported in the SCT for each year to determine the CAP:

Year	SCT Total for PEO	SCT Reported Equity Award Value for PEO	Equity Award Adjustments for PEO(A)	CAP to PEO
2026	$727,584	$—	$396,439	$1,124,023
2025	$652,951	$(47,630)	$1,343,484	$1,948,805
2024	$441,303	$—	$(43,828)	$397,475

(A)	Represents the year-over-year change in the fair value of equity awards to Rick as summarized below:

Year	Add: fair value of awards granted during FY at end of year	Change in fair value of awards granted in any PY unvested at end of FY	Add for awards granted and vested in the same FY the fair value as of vesting date	Change in fair value as of vesting date of any awards from a PY vested in CY	Subtract: Awards granted in any PY fail to meet vesting conditions during the year; value at end of PY	Total Equity Award Adjustments
2026	$—	$399,799	$—	$(3,360)	$—	$396,439
2025	$43,640	$1,394,524	$—	$(6,300)	$(88,380)	$1,343,484
2024	$—	$42,122	$—	$—	$(85,950)	$(43,828)

SCT for Non-PEO NEO	$ 353,737	357,825	320,500
CAP for Non-PEO NEO	$ 521,452	773,236	328,349
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(3)	The dollar amounts reported in column (d) of the PvP table represent the amounts reported for Alisha, who is the Company’s only Non-PEO NEOs in the “Total” column of the SCT in each applicable year. Refer to “Compensation of Executive Officers – Summary Compensation Table.”
(4)	The dollar amounts reported in column (e) represent the amount of CAP to Alisha, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Alisha during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Alisha’s total compensation as reported in the SCT for each year to determine the CAP:

Year	SCT for Alisha Charlton	SCT Reported Equity Award Value for Alisha Charlton	Equity Award Adjustments for Alisha Charlton(A)	CAP to Alisha Charlton
2026	$353,737	$(30,830)	$198,545	$521,452
2025	$357,825	$(47,630)	$463,041	$773,236
2024	$320,500	$(20,070)	$27,919	$328,349

(A)	Represents the year-over-year change in the fair value of Alisha’s equity awards as summarized below:

Year	Add: fair value of awards granted during FY at end of year	Change in fair value of awards granted in any PY unvested at end of FY	Add for awards granted and vested in the same FY the fair value as of vesting date	Change in fair value as of vesting date of any awards from a PY vested in CY	Subtract: Awards granted in any PY fail to meet vesting conditions during the year; value at end of PY	Total Equity Award Adjustments
2026	$58,550	$143,355	$—	$(3,360)	$—	$198,545
2025	$43,640	$451,867	$—	$(6,688)	$(25,778)	$463,041
2024	$39,280	$13,708	$—	$—	$(25,069)	$27,919

(5)	Cumulative total shareholder return (“TSR”) assumes $100 is invested in our Common Stock as of July 1, 2023. The TSR represents the cumulative value of the $100 investment as of the end of each fiscal year presented (each, a measurement period). Pursuant to SEC rules, TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. However, as the Company does not pay dividends, TSR in this proxy statement is calculated by dividing the difference between the Company’s share price at the end and the beginning of the measurement periods by the Company’s share price at the beginning of the measurement period.
(6)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

CAP and TSR

CAP and TSR

As demonstrated by the following graph, the amount of CAP for 2024, 2025 and 2026 is generally aligned with our TSR over the three years presented in the table. The alignment of CAP with our TSR over the period presented is because a significant portion of the CAP is comprised of equity awards. However, CAP in a particular year can fluctuate dramatically due to volatility of our stock price during the course of any fiscal year as well as the timing of equity award grants.

CAP and Net Income

CAP and Net Income

As demonstrated by the following graph, the amount of CAP for 2024, 2025 and 2025 and is generally aligned with our net income over the three years presented in the table. However, as noted above, a significant portion of the CAP is comprised of equity awards, and therefore this may not always be the case.

Fixed $100 Investment Based on TSR	$ 306.54	225.65	102.83
Net Income	$ 13,662,000	$ 8,978,000	$ 2,127,000
PEO Name	Rick	Rick	Rick
PEO [Member] | Rick [Member] | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (47,630)	$ 0
PEO [Member] | Rick [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	396,439	1,343,484	(43,828)
PEO [Member] | Rick [Member] | Add: fair value of awards granted during FY at end of year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	43,640	0
PEO [Member] | Rick [Member] | Change in fair value of awards granted in any PY unvested at end of FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	399,799	1,394,524	42,122
PEO [Member] | Rick [Member] | Add for awards granted and vested in the same FY the fair value as of vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Rick [Member] | Change in fair value as of vesting date of any awards from a PY vested in CY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,360)	(6,300)	0
PEO [Member] | Rick [Member] | Subtract: Awards granted in any PY fail to meet vesting conditions during the year; value at end of PY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(88,380)	(85,950)
PEO [Member] | Rick [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	396,439	1,343,484	(43,828)
Non-PEO NEO [Member] | Alisha Charlton [Member] | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(30,830)	(47,630)	(20,070)
Non-PEO NEO [Member] | Alisha Charlton [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	198,545	463,041	27,919
Non-PEO NEO [Member] | Alisha Charlton [Member] | Add: fair value of awards granted during FY at end of year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	58,550	43,640	39,280
Non-PEO NEO [Member] | Alisha Charlton [Member] | Change in fair value of awards granted in any PY unvested at end of FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	143,355	451,867	13,708
Non-PEO NEO [Member] | Alisha Charlton [Member] | Add for awards granted and vested in the same FY the fair value as of vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Alisha Charlton [Member] | Change in fair value as of vesting date of any awards from a PY vested in CY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,360)	(6,688)	0
Non-PEO NEO [Member] | Alisha Charlton [Member] | Subtract: Awards granted in any PY fail to meet vesting conditions during the year; value at end of PY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(25,778)	(25,069)
Non-PEO NEO [Member] | Alisha Charlton [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 198,545	$ 463,041	$ 27,919